Fair value of financial instruments - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial instruments
Financial assets	€ 14,829	€ 12,381
Financial assets at fair value	14,829	12,366
Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	31
Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	3,757	2,123
Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	727	746
Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,710	5,169
Non-current financial investments
Fair value of financial instruments
Financial assets	745	740
Financial assets at fair value	745	740
Non-current financial investments | Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	31
Non-current financial investments | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	714	740
Other non-current financial assets
Fair value of financial instruments
Financial assets	306	445
Financial assets at fair value	306	430
Other non-current financial assets | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	99	171
Other non-current financial assets | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	5	6
Other non-current financial assets | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	87	103
Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	214	164
Financial assets at fair value	214	164
Other current financial assets including derivatives | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	169	81
Other current financial assets including derivatives | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	8
Other current financial assets including derivatives | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	15	37
Trade receivables
Fair value of financial instruments
Financial assets	5,503	5,025
Financial assets at fair value	5,503	5,025
Trade receivables | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,503	5,025
Current financial investments
Fair value of financial instruments
Financial assets	1,121	97
Financial assets at fair value	1,121	97
Current financial investments | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	882	51
Current financial investments | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	105	4
Cash and cash equivalents
Fair value of financial instruments
Financial assets	6,940	5,910
Financial assets at fair value	6,940	5,910
Cash and cash equivalents | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	2,607	1,820
At Amortized Cost-Assets
Fair value of financial instruments
Financial assets	4,604	4,343
At Amortized Cost-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	115	165
At Amortized Cost-Assets | Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	22	46
At Amortized Cost-Assets | Current financial investments
Fair value of financial instruments
Financial assets	134	42
At Amortized Cost-Assets | Cash and cash equivalents
Fair value of financial instruments
Financial assets	€ 4,333	€ 4,090